Offerings	Sep. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock issuable upon the exercise of outstanding stock options under the Registrant's Equity Incentive Plan of Orion180 Group, Inc. (the "2024 Plan")
Amount Registered | shares	810,353
Proposed Maximum Offering Price per Unit	2.88
Maximum Aggregate Offering Price	$ 2,333,816.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 322.30
Offering Note	A. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock that become issuable under the above-named plans, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of common stock, as applicable. B. Represents 810,353 shares of the Registrant's Class A common stock issuable upon the exercise of outstanding stock options granted under the 2024 Plan, at a weighted-average exercise price of $2.88 per share. C. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457 under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on $2.88 per share, which is the weighted-average exercise price of the outstanding stock options granted under the 2024 Plan being registered.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance pursuant to awards under the Registrant's 2026 Incentive Plan (the "2026 Plan")
Amount Registered | shares	5,480,967
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 65,771,604.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,083.06
Offering Note	See note 1A. A. Represents 5,480,967 shares of common stock reserved for issuance under the 2026 Plan. The number of shares reserved for issuance or transfer pursuant to awards under the 2026 Plan will be increased by the shares of common stock subject to outstanding awards under the 2024 Plan or 2026 Plan that (i) expire or lapse, or are terminated, exchanged for cash, surrendered, repurchased, or cancelled, in any case, in a manner that results in the Registrant acquiring the underlying shares at a price not greater than the price paid by the participant or not issuing the underlying shares, or (ii) are tendered or withheld to satisfy the grant, exercise price, or tax withholding obligation with respect to any such award. B. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the common stock of $12.00 per share, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-298453), as amended, that was declared effective on September 17, 2026.